ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
Acquisition-date fair value of total consideration transferred [abstract]
Schedule of acquisitions and allocated purchase price
Purchase Price Allocation	D&B (1)	WPMC (2)	PATCC (3)	PWC (4)	NYCANNA (5)	PWCT (6)	IGF (7)	Total
Assets acquired:
Cash and cash equivalents	$308	$62	$36	$19	$453	$662	$4	$1,544
Inventory	120	—	—	—	2,356	205	186	2,867
Biological assets	—	—	—	—	1,029	—	133	1,162
Other current assets	—	—	—	—	67	1	29	97
Promissory notes receivable	—	814	6,181	—	—	—	—	6,995
Capital assets, net	24	—	—	5,614	5,996	723	3,119	15,476
Goodwill	1,328	11,586	5,636	6,241	1,626	1,491	2,017	29,925
Intangible assets - cannabis licenses	13,100	—	—	15,300	39,800	9,399	10,298	87,897
Intangible assets - management contracts	—	31,200	6,401	—	—	—	—	37,601
Other non-current assets	5	—	—	123	69	7	—	204
Liabilities assumed:
Accounts payable and accrued liabilities	(382)	(41)	—	(872)	(1,153)	(275)	(41)	(2,764)
Deferred tax liability	—	—	—	(3,708)	—	—	—	(3,708)
Other liabilities	(3)	—	—	—	(49)	—	—	(52)
Fair value of net assets acquired	$14,500	$43,621	$18,254	$22,717	$50,194	$12,213	$15,745	$177,244

Consideration paid:
Cash paid in 2018	$250	$8,168	$—	$750	$13,833	$2,475	$8,215	$33,691
Cash to be paid in 2019	—	—	—	—	—	—	7,500	$7,500
Class D units	3,100	11,200	14,964	21,046	21,575	7,122	—	79,007
Subordinate Voting Shares (“SVS”)	—	—	—	—	—	—	30	30
Seller’s notes (Note 10)	11,150	—	1,118	921	2,238	479	—	15,906
FMV of previously held interest	—	17,012	2,172	—	12,548	2,137	—	33,869
FMV of non-controlling interest	—	7,241	—	—	—	—	—	7,241
Total consideration	$14,500	$43,621	$18,254	$22,717	$50,194	$12,213	$15,745	$177,244

Class D units/SVS issued	500	1,806	2,414	3,394	3,480	1,149	1	12,744

Schedule of selected line items from the company consolidated statement of operations
	Revenues, net	Gross profit	Net operating income (loss)	Net income (loss)
Consolidated results	$21,124	$25,412	$(68,683)	$(219,685)
D&B/PWCT pre-acquisition	11,077	4,661	2,685	2,502
Pro-forma results	$32,201	$30,073	$(65,998)	$(217,183)

D&B/PWCT post-acquisition	8,357	2,899	1,791	1,800

Schedule of deferred acquisition costs and deposits
Acquisition Target	December 31, 2018
Nature’s Way Nursery of Miami, Inc. (“Nature’s Way”)	$12,000
Form Factory, Inc. (“Form Factory”)	10,000
NCC, LLC (“NCC”)	100
Deferred acquisition costs and deposits	$22,100